Related Parties - Atrio Health Plans (Details) - USD ($) $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Related Parties
Financial Designation, Predecessor and Successor [Fixed List]		Successor	Predecessor	Successor
Atrio | Capitated revenue
Related Parties
Transaction amount	$ 11,483		$ 142,905	$ 158,941
Atrio | Other patient service revenue
Related Parties
Transaction amount	181		2,022	2,286
Atrio | Medical expenses
Related Parties
Transaction amount	14,684		$ 146,216	178,300
Atrio | Health plans
Related Parties
Receivables	4,696	$ 4,696		177
Payables				2,536
Atrio | Claims
Related Parties
Payables	$ 16,349	$ 16,349		$ 27,838